FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets:
Measured at amortized cost (i)	$ 7,625	$ 4,277
Liabilities:
Amortized cost (ii)	47,663	14,108
Fair value through P&L (iii)	$ 159